MH Elite Portfolio of Funds, Inc.

220 Russell Ave.

Rahway NJ 07065

1-800-318-7969

June 6, 2011

Subject: Response to SEC comments made on May 23, 2011 with regards to SAI Part B. We have not received any comments on latest correspondence filing of prospectus on May 23, 2011. We have made some minor changes to the prospectus after the filing of said correspondence. Attached are our updated Prospectus and Parts B and C of SAI.

MH Elite Portfolio of Funds, Inc. has made the following changes to its Prospectus.

1.

Under the heading of Principal Investment Strategies in summary section for MH Elite Small Cap Fund of Funds and MH Elite Fund of Funds changes were made to explain further the use of the phrase “equity securities”. Also provided additional disclosures relating to “equity securities” in prospectus under the heading, Additional Information on the Funds’ Investment Objectives and Principal Strategies.

2.

Under heading Principal Risks of prospectus (in 7th paragraph) expanded the disclosure relating to restriction the Funds cannot acquire more than 3% of the total outstanding stock of another fund. Disclosure was removed from Part B and placed in prospectus.

3.

In summary section of Principal Risk for MH Elite Select Portfolio of Funds the disclosure for Foreign Market Risk was revised. Risks of foreign investing were removed from Part B and placed in prospectus

4.

Revised disclosure for Derivative Risk for each fund in summary section under Principal Risks.

MH Elite Portfolio of Funds, Inc. has made the following changes to Part B of SAI.

1.

Revised Table of Contents for consistency with N1A instructions of required materials.

2.

Revised SAI to have Principal Investment Strategies and Principal Risks in the prospectus and Non Principal Investment Strategies and Risks in Part B. Principal Investment Strategies and Risks were removed from Part B to prospectus to eliminate duplication.

3.

Under sub-heading Other Considerations and Risks the disclosure for Hedging was revised.

4.

Sub-heading for Portfolio Turnover was revised.

5.

Explanation on restrictions for borrowing money (#2 under heading Description of the Funds, Their Investments and Risks) was rewritten.

6.

Non fundamental policies are now listed separately with each policy having its own paragraph.

7.

Non principal risks and investment strategies are separated and listed numerically under sub-heading, Other Considerations and Risks with a disclosure/explanation of each following the list and in the same order of numbered items.

8.

Reviewed items 4, 9 and 16 of N1A instructions in the preparation of this filing.

9.

Confirmed some underlying funds (as per statue 18F-1) may use reverse repurchase agreements and added disclosure under Other Considerations and Risks.

10.

Underlying funds may borrow money up to 33 1/3% of their assets for leverage purposes and this is disclosed under sub-heading, Other Considerations and Risks.

11.

Other than the $500 per fund paid to non-interested directors by the Adviser, there are no other forms of compensation received by the Directors for serving on the Board. The Board Chairman receives an extra $125 per fund.

12.

Separate sub-heading was created, Disclosure of Portfolio Holdings as per item 16F

13.

Added heading, Portfolio Manager as per item 20 of N1A to disclose additional information regarding Portfolio Manager’s managing of other assets. Portfolio Manger is not compensated by the Funds.

14.

Added heading, Brokerage Allocation and Other Practices as per item 21 of N1A.  Disclosure of why brokerage allocation is not applicable is provided under said heading.

15.

Management of the Funds was expanded/revised to include role of directors and leadership structure. Officers and Directors qualifications and background information is also provided.

16.

It is our opinion that we complied with the requirements of the new summary prospectus dated May 1, 2010. Changes were made to formatting and presentation as required with appropriate updating of performance and financials. There were no material changes to the text as we believed what we presented to shareholders was accurate and informative representation of the Funds we offer presented in new format as required.

MH Elite Portfolio of Funds, Inc. acknowledges it will not use the SEC’s comment process as a defense in any securities related litigation against the investment company.

Harvey Merson

President

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